PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment, net (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2024	May 31, 2022	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			¥ 76,331,536		¥ 66,063,591
Less: accumulated depreciation and amortization			(37,633,450)		(35,827,606)
Property and equipment, net			¥ 38,698,086	$ 5,301,616	30,235,985
Commercial Loan Facility
PROPERTY AND EQUIPMENT, NET
Debt instrument term	1 year	2 years	2 years
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			¥ 53,049,213		53,049,213
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			3,687,643		2,729,055
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			3,933,670		1,686,997
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			1,667,222		1,469,021
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			1,565,195		1,565,195
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			¥ 12,428,593		¥ 5,564,110